GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	General:

Sapiens International Corporation N.V. (“Sapiens”) and its subsidiaries (collectively, the “Company”), a member of the Formula Systems (1985) Ltd. Group, is a global provider of software solutions for the insurance industry, with an emerging focus on the broader financial services sector. The Company's offerings include a broad range of software solutions and services, comprised of: (i) core software solutions for the insurance industry, including Property & Casualty/General Insurance (“P&C”) and Life, Pensions and Annuities (“L&A”) products; (ii) variety of technology based solutions including business decision management solutions for the financial services industry, including insurance, banking and capital markets; and (iii) global services including project delivery and implementation of the Company’ software solutions.

The Company operates in North America, Europe, Asia Pacific and South Africa.

b.	Acquisition of StoneRiver:

On February 28, 2017, the Company completed the acquisition of all of the outstanding shares of StoneRiver, Inc. ("StoneRiver"), a provider of technology solutions and services to the insurance industry for $101,351. The Company related acquisition costs of $1,348 is presented in general and administrative expenses.

The acquisition of StoneRiver expanded Sapiens presence and scale in the North American insurance market and allows the Company to offer its customers and partners a more extensive product portfolio in the industry.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of StoneRiver. The results of StoneRiver's operations have been included in the consolidated financial statements since February 28, 2017.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets	$16,785
Property and equipment	1,088
Goodwill	77,013
Intangible assets	38,146
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	31,759

Total purchase price	$101,351

The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

Fair value

Developed technology	$34,039
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,145

Revenues of StoneRiver for the period since the acquisition date through December 31, 2017, which are included in the consolidated financial statements, amounted to $67,805.

c.	Pro Forma information:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2016 and 2017, assuming that the acquisition of StoneRiver occurred on January 1, 2016. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on this date, nor does it purport to represent the results of operations for future periods.

	December 31,
	2016	2017
	Unaudited	Unaudited

Revenues	$295,698	$283,605
Net income (loss)	$15,556	$(89)

d.	Acquisitions of KnowledgePrice:

On December 27, 2017, the Company entered into an agreement to purchase all of KnowledgePrice.com's ("KnowledgePrice") total shares outstanding. KnowledgePrice, a Latvian company, specializes in digital insurance services and consulting. Fair value of the total consideration amounted to $5,720, including a cash consideration of $4,068 (out of this amount $3,758 was paid in December 2017 and $310 was paid in January 2018), and a contingent obligation valued at $1,652 at the acquisition date. In addition, the seller has performance based payments relating to achievements of revenue and profitability targets over three years (2018-2020) and retention payment of up to $1,116 as of December 31, 2017, that are subject to continued employment, and therefore not part of the purchase price. According to a preliminary purchase price allocation, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of KnowledgePrice. Unaudited pro forma condensed results of operations for the years ended December 31, 2016 and 2017 was not presented, since the acquisition is immaterial.

e.	Acquisitions in previous years:

1.	Acquisition of Maximum Processing:

On May 26, 2016, the Company entered into an agreement to purchase 100% of Maximum Processing Inc.’s (MaxPro) total shares outstanding. MaxPro specializes in providing business and technology solutions across the insurance industry. As of December 31, 2017, the estimated fair value of the contingent payment is $422. In addition, the seller has performance based payments relating to achievements of revenue and profitability targets that are also subject to continued employment, and therefore were not part of the purchase price.

2.	Acquisition of 4Sight business intelligence:

On June 7, 2016, the Company entered into an agreement to purchase 100% of 4Sight Business Intelligence Inc.’s (4Sight) total shares outstanding. 4sight's system provides analytics software for the insurance industry. Sapiens paid the acquisition consideration of $330. In addition, the seller has performance based payments relating to achievements of revenue and profitability targets that are also subject to continued employment, and therefore are not part of the purchase price.

3.	Acquisition of Ibexi Solution Private:

On May 6, 2015, the Company completed the agreement to acquire all of the outstanding shares of Ibexi Solution Private Limited (Ibexi), an India-based provider of insurance business and technology solutions, in total consideration of $4,764 including a contingent obligation valued at $949 at the acquisition date. As of December 31, 2017, the estimated fair value of the remaining contingent payment is $251.

In addition, an amount of approximately $1,805 is subject to continued employment and therefore not part of the purchase price.

4.	Acquisition of Insseco:

On August 18, 2015, the Company completed the acquisition from Asseco Poland S.A. (“Asseco” or the “Seller”) of all issued and outstanding shares of Insseco. Asseco is the ultimate parent company of the Company, through holding in Formula Systems, which has been lastly effective as of December 23, 2014 and thereafter, the direct parent company of Sapiens. Insseco is a newly established company into which Asseco transferred all of its Polish insurance employees, certain fixed assets, certain customer contracts and certain software including intellectual property rights. Insseco has an established presence in the Polish insurance market, and services major insurance customers in Poland, including top tier insurance carriers.

Sapiens paid the acquisition consideration in cash, consisting of 34.3 million Polish Zloty or approximately $9,100. In addition, the seller has upside or downside performance based payments relating to achievements of revenue goals and profitability over the next five years. If the aggregate revenues generated by Insseco from its activity from July 1, 2015 through June 30, 2020 exceed 90 million Polish Zloty or approximately $23,800, the Seller shall be entitled to receive additional amounts ranging from 3% to 15% of the excess amount of the respective revenues. If the aggregate revenues generated by Insseco for the period from July 1, 2015 through June 30, 2018 are below 84 million Polish Zloty or $22,200, the seller shall pay the Company an amount equal to 35% of the deficiency below such amount. In addition, the amounts payable to the seller may be adjusted upwards or downwards as a result of changes in the profitability of a specific account that Sapiens acquired as part of the acquisition. The estimated fair value of the remaining contingent payments as of December 31, 2017 is $424.

The acquisition of Insseco from Asseco, which is the ultimate parent company of Sapiens is a transaction between entities under common control, and therefore accounted for under the pooling of interest method in accordance with ASC 805, Business Combinations. Under the pooling-of-interest’s method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements. As the common control was achieved on December 23, 2014, the balance sheet as of December 31, 2014 of Sapiens was adjusted to reflect the carrying amounts combination between Sapiens and Insseco.

The results of Sapiens for the twelve-month period ended December 31, 2015 were also adjusted to reflect the combination with Insseco, accordingly.

Under the pooling-of-interest method, the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, other than those existed in the combining entities and no goodwill is recognized as a result of the combination.

As a result of the application of the pooling-of-interest method with respect to the acquisition of Insseco, revenues, pretax income and net income of Insseco for the twelve-month period ended December 31, 2015, which are included in the consolidated statements of income amounted to $10,516, $1,324 and $1,165, respectively.